UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 2.8%
Lockheed Martin Corp.	41,400	$13,990,302
Textron, Inc.	210,700	12,424,979

		$26,415,281

Auto Components — 0.6%
Delphi Technologies PLC	112,766	$5,373,300

		$5,373,300

Automobiles — 0.4%
Ford Motor Co.	361,100	$4,000,988

		$4,000,988

Banks — 7.9%
Bank of America Corp.	632,100	$18,956,679
Canadian Imperial Bank of Commerce	107,072	9,451,025
JPMorgan Chase & Co.	203,100	22,334,907
People’s United Financial, Inc.	507,300	9,466,218
Wells Fargo & Co.	266,400	13,962,024

		$74,170,853

Beverages — 2.0%
Anheuser-Busch InBev SA/NV	85,800	$9,433,428
Diageo PLC	286,800	9,699,490

		$19,132,918

Biotechnology — 3.0%
AbbVie, Inc.	125,000	$11,831,250
Alexion Pharmaceuticals, Inc.(1)	18,000	2,006,280
Biogen, Inc.(1)	9,200	2,519,144
Celgene Corp.(1)	31,640	2,822,604
Gilead Sciences, Inc.	56,300	4,244,457
Incyte Corp.(1)	21,700	1,808,261
Vertex Pharmaceuticals, Inc.(1)	16,200	2,640,276

		$27,872,272

Capital Markets — 3.2%
Blackstone Group LP (The)	276,500	$8,834,175
CME Group, Inc.	74,200	12,001,108
Franklin Resources, Inc.	262,600	9,106,968

		$29,942,251

Chemicals — 1.2%
LyondellBasell Industries NV, Class A	104,739	$11,068,817

		$11,068,817

Commercial Services & Supplies — 1.1%
Deluxe Corp.	140,300	$10,383,603

		$10,383,603

Security	Shares	Value
Communications Equipment — 0.8%
Cisco Systems, Inc.	186,000	$7,977,540

		$7,977,540

Consumer Finance — 1.1%
Navient Corp.	752,100	$9,867,552

		$9,867,552

Containers & Packaging — 1.5%
International Paper Co.	269,453	$14,396,874

		$14,396,874

Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	571,980	$27,352,084

		$27,352,084

Electric Utilities — 2.8%
Edison International	254,800	$16,220,568
Southern Co. (The)	226,500	10,115,490

		$26,336,058

Electronic Equipment, Instruments & Components — 0.8%
FLIR Systems, Inc.	156,800	$7,841,568

		$7,841,568

Energy Equipment & Services — 0.8%
Schlumberger, Ltd.	109,400	$7,086,932

		$7,086,932

Equity Real Estate Investment Trusts (REITs) — 2.8%
Equity Residential	151,300	$9,323,106
National Retail Properties, Inc.	191,200	7,506,512
Simon Property Group, Inc.	63,400	9,785,790

		$26,615,408

Food & Staples Retailing — 0.6%
Walmart, Inc.	63,500	$5,649,595

		$5,649,595

Food Products — 1.3%
Pinnacle Foods, Inc.	232,000	$12,551,200

		$12,551,200

Health Care Equipment & Supplies — 1.8%
Danaher Corp.	78,600	$7,695,726
Medtronic PLC	118,800	9,530,136

		$17,225,862

Health Care Providers & Services — 2.0%
Aetna, Inc.	109,100	$18,437,900

		$18,437,900

Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp.	131,116	$9,427,240

		$9,427,240

Independent Power and Renewable Electricity Producers — 0.5%
NextEra Energy Partners L.P.	121,300	$4,850,787

		$4,850,787

Security	Shares	Value
Industrial Conglomerates — 2.3%
3M Co.	100,000	$21,952,000

		$21,952,000

Insurance — 2.7%
American Financial Group, Inc.	90,700	$10,178,354
First American Financial Corp.	266,900	15,661,692

		$25,840,046

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(1)	17,200	$24,894,248
Netflix, Inc.(1)	17,400	5,139,090

		$30,033,338

Internet Software & Services — 5.3%
Alphabet, Inc., Class C(1)	25,414	$26,221,911
Facebook, Inc., Class A(1)	100,200	16,010,958
Twitter, Inc.(1)	270,000	7,832,700

		$50,065,569

IT Services — 4.5%
Amdocs, Ltd.	110,300	$7,359,216
Cognizant Technology Solutions Corp., Class A	84,300	6,786,150
International Business Machines Corp.	37,172	5,703,300
Leidos Holdings, Inc.	154,300	10,091,220
Western Union Co. (The)(2)	623,600	11,991,828

		$41,931,714

Machinery — 1.0%
Parker-Hannifin Corp.	55,700	$9,526,371

		$9,526,371

Media — 3.3%
Comcast Corp., Class A	194,300	$6,639,231
Time Warner, Inc.	138,963	13,143,121
Walt Disney Co. (The)	108,200	10,867,608

		$30,649,960

Metals & Mining — 0.3%
Rio Tinto PLC ADR(2)	58,400	$3,009,352

		$3,009,352

Oil, Gas & Consumable Fuels — 5.3%
BP PLC	1,400,300	$9,445,165
ConocoPhillips	137,200	8,134,588
Exxon Mobil Corp.	154,000	11,489,940
Phillips 66	114,500	10,982,840
Royal Dutch Shell PLC, Class B	299,200	9,627,792

		$49,680,325

Pharmaceuticals — 5.8%
Eli Lilly & Co.	101,000	$7,814,370
Johnson & Johnson	174,400	22,349,360
Merck & Co., Inc.	117,600	6,405,672
Pfizer, Inc.	500,100	17,748,549

		$54,317,951

Security	Shares	Value
Road & Rail — 1.0%
Kansas City Southern	89,600	$9,842,560

		$9,842,560

Semiconductors & Semiconductor Equipment — 4.4%
Broadcom, Ltd.	36,900	$8,695,485
QUALCOMM, Inc.	243,900	13,514,499
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	236,900	10,366,744
Texas Instruments, Inc.	87,800	9,121,542

		$41,698,270

Software — 3.5%
Adobe Systems, Inc.(1)	68,700	$14,844,696
Microsoft Corp.	162,967	14,873,998
salesforce.com, Inc.(1)	29,300	3,407,590

		$33,126,284

Specialty Retail — 2.6%
Dick’s Sporting Goods, Inc.(2)	171,600	$6,014,580
Home Depot, Inc. (The)	103,700	18,483,488

		$24,498,068

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	212,537	$35,659,458
HP, Inc.	871,600	19,105,472

		$54,764,930

Textiles, Apparel & Luxury Goods — 1.3%
Tapestry, Inc.	238,400	$12,542,224

		$12,542,224

Tobacco — 4.2%
Altria Group, Inc.	307,490	$19,162,777
Philip Morris International, Inc.	205,035	20,380,479

		$39,543,256

Total Common Stocks (identified cost $824,690,542)		$936,999,101

Short-Term Investments — 0.5%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(3)	1,646,938	$1,646,608
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,963,070	2,963,070

Total Short-Term Investments (identified cost $4,610,002)		$4,609,678

Total Investments — 99.9% (identified cost $829,300,544)		$941,608,779

Other Assets, Less Liabilities — 0.1%		$853,561

Net Assets — 100.0%		$942,462,340

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $11,146,079 and the total market value of the collateral received by the Fund was $11,350,753 including cash collateral of $2,963,070 and non-cash U.S. Government securities collateral of $8,387,683.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $5,542.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$116,525,118	$—		$—	$116,525,118
Consumer Staples	57,744,051	19,132,918		—	76,876,969
Energy	37,694,300	19,072,957		—	56,767,257
Financials	139,820,702	—		—	139,820,702
Health Care	117,853,985	—		—	117,853,985
Industrials	78,119,815	—		—	78,119,815
Information Technology	237,405,875	—		—	237,405,875
Materials	28,475,043	—		—	28,475,043
Real Estate	26,615,408	—		—	26,615,408
Telecommunication Services	27,352,084	—		—	27,352,084
Utilities	31,186,845	—		—	31,186,845
Total Common Stocks	$898,793,226	$38,205,875	*	$—	$936,999,101
Short-Term Investments	$2,963,070	$1,646,608		$—	$4,609,678
Total Investments	$901,756,296	$39,852,483		$—	$941,608,779

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018